Property, plant and equipment - Capital commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	$ 2,400,000	$ 623,800
Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	2,423,285
Vessels | Property, plant and equipment | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	947,364
Vessels | Property, plant and equipment | Within two years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	1,110,169
Vessels | Property, plant and equipment | Between two and three years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	130,152
Vessels | Property, plant and equipment | Between three and four years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	155,000
Vessels | Property, plant and equipment | Between four and five years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	80,600
Vessels | Tankers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	609,170
Vessels | Tankers | Property, plant and equipment | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	112,200
Vessels | Tankers | Property, plant and equipment | Within two years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	429,650
Vessels | Tankers | Property, plant and equipment | Between two and three years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	67,320
Vessels | Tankers | Property, plant and equipment | Between three and four years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
Vessels | Tankers | Property, plant and equipment | Between four and five years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
Vessels | Dry bulk vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	1,079,100
Vessels | Dry bulk vessels | Property, plant and equipment | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	613,416
Vessels | Dry bulk vessels | Property, plant and equipment | Within two years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	465,685
Vessels | Dry bulk vessels | Property, plant and equipment | Between two and three years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
Vessels | Dry bulk vessels | Property, plant and equipment | Between three and four years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
Vessels | Dry bulk vessels | Property, plant and equipment | Between four and five years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
Vessels | Container vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	37,670
Vessels | Container vessels | Property, plant and equipment | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	8,100
Vessels | Container vessels | Property, plant and equipment | Within two years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	29,570
Vessels | Container vessels | Property, plant and equipment | Between two and three years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
Vessels | Container vessels | Property, plant and equipment | Between three and four years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
Vessels | Container vessels | Property, plant and equipment | Between four and five years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
Vessels | Chemical tankers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	455,300
Vessels | Chemical tankers | Property, plant and equipment | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	78,200
Vessels | Chemical tankers | Property, plant and equipment | Within two years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	102,750
Vessels | Chemical tankers | Property, plant and equipment | Between two and three years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	38,750
Vessels | Chemical tankers | Property, plant and equipment | Between three and four years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	155,000
Vessels | Chemical tankers | Property, plant and equipment | Between four and five years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	80,600
Vessels | Offshore Wind Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	231,806
Vessels | Offshore Wind Vessels | Property, plant and equipment | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	125,841
Vessels | Offshore Wind Vessels | Property, plant and equipment | Within two years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	81,884
Vessels | Offshore Wind Vessels | Property, plant and equipment | Between two and three years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	24,082
Vessels | Offshore Wind Vessels | Property, plant and equipment | Between three and four years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
Vessels | Offshore Wind Vessels | Property, plant and equipment | Between four and five years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
Vessels | Port vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	10,239
Vessels | Port vessels | Property, plant and equipment | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	9,608
Vessels | Port vessels | Property, plant and equipment | Within two years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	631
Vessels | Port vessels | Property, plant and equipment | Between two and three years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
Vessels | Port vessels | Property, plant and equipment | Between three and four years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
Vessels | Port vessels | Property, plant and equipment | Between four and five years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	$ 0